EMPLOYEE BENEFIT EXPENSES	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
EMPLOYEE BENEFIT EXPENSES
NOTE 7 - EMPLOYEE BENEFIT EXPENSES

		Year ended December 31,
(in millions of Euros)	Notes	2023	2022	2021
Wages and salaries		(1,128)	(1,067)	(920)
Pension costs - defined benefit plans	23	(17)	(22)	(24)
Other post-employment benefits	23	(6)	(3)	(8)
Share-based compensation	29	(20)	(18)	(15)
Total employee benefit expenses		(1,171)	(1,110)	(967)
NOTE 23 - PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS
The Group has a number of pensions, other post-employment benefits and other long-term employee benefit plans. Some of these plans are defined contribution plans and some are defined benefit plans, with assets held in separate trustee-administered funds. Benefits paid through pension trusts are sufficiently funded to ensure the payment of benefits to retirees when they become due.
Actuarial valuations are reflected in the Consolidated Financial Statements as described in NOTE 2.6 - Principles governing the preparation of the Consolidated Financial Statements.
23.1 Description of the plans
Pension plans
Constellium’s pension obligations are in the U.S., Switzerland, Germany and France. Pension benefits are generally based on the employee’s service and highest average eligible compensation before retirement and are periodically adjusted for cost of living increases, either by company practice, collective agreement or statutory requirement. Benefit plans in the U.S., Switzerland and France are funded in accordance with applicable requirements in their respective jurisdictions.
Other post-employment benefits (OPEB)
The Group provides healthcare and life insurance benefits to retired employees and in some cases to their beneficiaries and covered dependents, mainly in the U.S. Eligibility for coverage depends on certain age and service criteria. These benefit plans are unfunded.
Other long-term employee benefits
Other long-term employee benefits mainly include jubilees in France, Germany and Switzerland and other long-term disability benefits in the U.S. These benefit plans are unfunded.
23.2 Description of risks
The defined benefit obligations expose the Group to a number of risks, including longevity, inflation, interest rate, medical cost inflation, investment performance, and change in law governing the employee benefit obligations. These risks are mitigated when possible by applying an investment strategy for the funded schemes that aims to reduce the volatility of returns and achieve a matching of the underlying liabilities to minimize the long-term costs. This is achieved by investing in a diversified selection of asset classes.
Investment performance risk
Our pension plan assets consist primarily of funds invested in listed stocks and bonds.
The present value of funded defined benefit obligations is calculated using a discount rate determined by reference to high-quality corporate bond yields. If the return on plan assets is below this rate, it will increase the plan deficit.
Interest rate risk
A decrease in the discount rate will increase the defined benefit obligation. At December 31, 2023, impacts of the change on the defined benefit obligation of a 50 basis points increase / decrease in the discount rates are calculated by using a proxy based on the duration of each scheme:

(in millions of Euros)	50 bp increase in discount rates	50 bp decrease in discount rates
France	(6)	7
Germany	(5)	5
Switzerland	(17)	22
United States	(19)	21
Total sensitivity on Defined Benefit Obligations	(47)	55
Longevity risk
The present value of the defined benefit obligation is calculated by reference to the best estimate of the mortality of plan participants. An increase in the life expectancy of the plan participants will increase the plan’s liability.
23.3 Actuarial assumptions
Pension and other post-employment benefit obligations were updated based on the discount rates applicable at December 31, 2023.

	At December 31,
	2023			2022
	Rate of increase in salaries	Rate of increase in pensions	Discount rate	Rate of increase in salaries	Rate of increase in pensions	Discount rate
Switzerland	1.75%	—	1.40%	1.75%	—	2.05%
U.S.
Hourly pension	3.00%	—	4.85% - 4.90%	3.00%	—	5.00% - 5.05%
Salaried pension	—	—	4.85%	—	—	5.05%
OPEB (A)	4.00%	—	4.85% - 4.90%	4.00%	—	5.00% - 5.05%
Other benefits	3.80%	—	4.75% - 4.85%	3.80%	—	4.95% - 5.00%
France	2.10%	2.00%		2.20%	2.00%
Retirements	—	—	3.30%	—	—	3.80%
Other benefits	—	—	3.25%	—	—	3.80%
Germany	2.50%	2.00%	3.30%	2.50%	2.00%	3.75%
(A)The other main financial assumptions used for the OPEB healthcare plans, which are predominantly in the U.S. were:
•Medical trend rate for pre-65 salaried healthcare plans: 7.90% starting in 2024 decreasing gradually to 4.50% in 2032 and stable onwards,
•Claims costs based on Company experience.
For both pension and healthcare plans, the post-employment mortality assumptions allow for future improvements in life expectancy.
23.4 Amounts recognized in the Consolidated Statement of Financial Position

	At December 31,
	2023			2022
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	653	—	653	614	—	614
Fair value of plan assets	(488)	—	(488)	(461)	—	(461)
Deficit of funded plans	165	—	165	153	—	153
Present value of unfunded obligation	103	143	246	96	154	250
Net liability / (asset) arising from defined benefit obligation	268	143	411	249	154	403
23.5 Movement in net defined benefit obligations

	Year ended December 31, 2023
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2023	710	154	864	(461)	403
Included in the Consolidated Income Statement
Current service cost	14	5	19	—	19
Interest cost / (income)	25	7	32	(16)	16
Past service cost	(4)	—	(4)	4	—
Immediate recognition of losses arising over the year	—	1	1	—	1
Administration expenses	—	—	—	3	3
Included in the Statement of Comprehensive Income
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(21)	(21)
—changes in financial assumptions	31	2	33	—	33
—changes in demographic assumptions	—	—	—	—	—
—experience losses	8	(5)	3	—	3
Effects of changes in foreign exchange rates	8	(5)	3	(7)	(4)
Included in the Consolidated Statement of Cash Flows
Benefits paid	(38)	(16)	(54)	35	(19)
Contributions by the Group	—	—	—	(20)	(20)
Contributions by the plan participants	4	1	5	(5)	—
Disposed of through business combination	(2)	(1)	(3)	—	(3)
At December 31, 2023	756	143	899	(488)	411

	Year ended December 31, 2022
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2022	894	249	1,143	(544)	599
Included in the Consolidated Income Statement
Current service cost	20	8	28	—	28
Interest cost / (income)	13	7	20	(9)	11
Past service cost	2	(49)	(47)	—	(47)
Immediate recognition of gains arising over the year	—	(5)	(5)	—	(5)
Administration expenses	—	—	—	2	2
Included in the Statement of Comprehensive Income
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	107	107
—changes in financial assumptions	(211)	(43)	(254)	—	(254)
—changes in demographic assumptions	—	(1)	(1)	—	(1)
—experience losses	(3)	(9)	(12)	—	(12)
Effects of changes in foreign exchange rates	34	16	50	(30)	20
Included in the Consolidated Statement of Cash Flows
Benefits paid	(42)	(21)	(63)	57	(6)
Contributions by the Group	—	—	—	(38)	(38)
Contributions by the plan participants	4	2	6	(6)	—
Reclassification as liabilities of disposal group classified as held for sale	(1)	—	(1)	—	(1)
At December 31, 2022	710	154	864	(461)	403
Movements in net defined benefit obligations reported in Other Comprehensive Income in the years ended December 31, 2023 and 2022, primarily reflected the impact of changes in discount rates (see note 23.3), the difference between actual returns and interest on plan assets and the impact of changes in foreign exchanges rates.
23.6 Ravenswood plan amendment
In October 2022, Constellium Rolled Products Ravenswood and United Steelworkers Local Union 5668 entered into a new three-year collective bargaining agreement. The agreement included changes in OPEB and pension benefits that are accounted for as a plan amendment in the year ended December 31, 2022. The changes resulted in a reduction of the OPEB obligation recorded as a gain from negative past service cost for €49 million and an increase of the pension obligation recorded as an additional past service costs for €2 million.
23.7 Ravenswood OPEB dispute
In 2018, the Group announced a plan to transfer certain participants in the Constellium Rolled Products Ravenswood Retiree Medical and Life Insurance Plan (“the Plan”) from a company-sponsored program to a third-party health network providing similar benefits at a lower cost. The United Steelworkers Local Union 5668 (the “Union”) contested this change in benefits and filed a lawsuit against Constellium Rolled Products Ravenswood, LLC ("Ravenswood") in a federal district court in West Virginia (the “District Court”) seeking to enjoin the Plan changes and to compel arbitration. The District Court issued an order in December 2018, enjoining Ravenswood from implementing the Plan amendments pending resolution in arbitration. In September 2019, the arbitrator issued a decision ruling against Ravenswood and sustaining the Union’s grievance. Ravenswood filed a motion in the District Court to vacate this decision, which was denied in June 2020. In July 2020, Ravenswood appealed that denial to the Fourth Circuit Court of Appeals. In November 2021, the Fourth Circuit Court issued an opinion in favor of the Union, and the Group elected not to further pursue legal action on this matter.
The Group recognized a gain of €36 million from negative past service cost in the year ended December 31, 2018, reflecting its decision to amend the plan benefits and its determination at the time that it was probable that it would ultimately prevail in the dispute with the Union. This gain was partially reversed in the years ended December 31, 2019 and 2020, to reflect delays in the estimated implementation timetable as a result of the dispute with the Union. The Group recognized a loss of €31 million from past service cost in the year ended December 31, 2021, following the Fourth Circuit Court's ruling in favor of the Union.
23.8 Net defined benefit obligations by country

	At December 31,
	2023			2022
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	127	(6)	121	117	(6)	111
Germany	103	(1)	102	100	(1)	99
Switzerland	290	(265)	25	249	(236)	13
United States	379	(216)	163	398	(218)	180
Total	899	(488)	411	864	(461)	403
23.9 Plan asset categories

	At December 31,
	2023			2022
(in millions of Euros)	Quoted in an active market	Not quoted in an active market	Total	Quoted in an active market	Not quoted in an active market	Total
Cash & cash equivalents	5	—	5	4	—	4
Equities	92	44	136	87	36	123
Bonds	209	29	238	146	80	226
Property	15	62	77	14	60	74
Other	—	32	32	—	34	34
Total fair value of plan assets	321	167	488	251	210	461
23.10 Cash flows
Expected contributions to pension and other benefit plans amount to €32 million and €16 million, respectively, for the year ending December 31, 2024.
Future benefit payments expected to be paid either by pension funds or directly by the Company to beneficiaries are as follows:

(in millions of Euros)	Estimated benefits payments
Year ended December 31,
2024	57
2025	56
2026	55
2027	56
2028	60
2029 to 2033	300
The weighted-average maturity of the defined benefit obligations was 11.5 and 11.2, for the years ended December 31, 2023 and 2022, .